Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	132,243
Proposed Maximum Offering Price per Unit	38.14
Maximum Aggregate Offering Price	$ 5,043,748.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 696.54
Offering Note	(a) Represents shares of the Registrant's Common Stock that were added to the Rigel Pharmaceuticals, Inc. Inducement Plan, as amended (the "Inducement Plan"), pursuant to share reserve increases approved by the Registrant's Board of Directors. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant's Common Stock that become issuable under the Inducement Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable.
(b) Filing fee is estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $38.14 per share, the average of the high and low prices of the Registrant's Common Stock on July 30, 2026 as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	38.14
Maximum Aggregate Offering Price	$ 19,070,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,633.57
Offering Note	(a) Represents shares of the Registrant's Common Stock that were added to the Rigel Pharmaceuticals, Inc. 2018 Equity Incentive Plan, as amended ("2018 Plan"), pursuant to a share reserve increase approved by the Registrant's Board of Directors and the Registrant's stockholders. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Registrant's Common Stock that become issuable under the 2018 Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable.
(b) Filing fee is estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $38.14 per share, the average of the high and low prices of the Registrant's Common Stock on July 30, 2026 as reported on the Nasdaq Global Select Market.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	360,000
Proposed Maximum Offering Price per Unit	38.14
Maximum Aggregate Offering Price	$ 13,730,400
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,896.17
Offering Note	(a) Represents shares of the Registrant's Common Stock that were added to the Rigel Pharmaceuticals, Inc. 2000 Employee Stock Purchase Plan, as amended ("2000 ESPP"), pursuant to a share reserve increase approved by the Registrant's Board of Directors and the Registrant's stockholders. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Registrant's Common Stock that become issuable under the 2000 ESPP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable.
(b) Filing fee is estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $38.14 per share, the average of the high and low prices of the Registrant's Common Stock on July 30, 2026 as reported on the Nasdaq Global Select Market.